SHARE-BASED COMPENSATION - Summary of Share Options Vested and Expected to Vest (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
2006 Share Incentive Plan [Member] | Vested [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise prices per share, minimum	$ 1.01
Range of exercise prices per share, maximum	$ 5.06
Number of Share Options	12,162,312
Weighted-Average Exercise Price per Share	$ 1.52
Weighted-Average Remaining Contractual Term	5 years 4 months 21 days
Aggregate Intrinsic Value	$ 140,502
2006 Share Incentive Plan [Member] | Expected to Vest [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise prices per share, minimum	$ 1.33
Range of exercise prices per share, maximum	$ 2.52
Number of Share Options	1,615,101
Weighted-Average Exercise Price per Share	$ 2.41
Weighted-Average Remaining Contractual Term	7 years 2 months 5 days
Aggregate Intrinsic Value	17,216
2011 Share Incentive Plan [Member] | Vested [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise prices per share	$ 4.7
Number of Share Options	522,909
Weighted-Average Exercise Price per Share	$ 4.70
Weighted-Average Remaining Contractual Term	8 years 3 months
Aggregate Intrinsic Value	4,380
2011 Share Incentive Plan [Member] | Expected to Vest [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise prices per share, minimum	$ 4.70
Range of exercise prices per share, maximum	$ 8.42
Number of Share Options	2,547,426
Weighted-Average Exercise Price per Share	$ 6.66
Weighted-Average Remaining Contractual Term	8 years 10 months 2 days
Aggregate Intrinsic Value	17,180
MCP Share Incentive Plan [Member] | Expected to Vest [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise prices per share	$ 0.19
Number of Share Options	116,144,153
Weighted-Average Exercise Price per Share	$ 0.19
Weighted-Average Remaining Contractual Term	9 years 6 months
Aggregate Intrinsic Value	$ 14,031